As filed with the Securities and Exchange Commission on October 22, 2013
File Nos. 333-159484 and 811-22298

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 153	[X]
and/or

REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 157	[X]
(Check appropriate box or boxes)

Starboard Investment Trust

(Exact Name of Registrant as Specified in Charter)

116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27802

(Address of Principal Executive Offices)

252-972-9922
(Registrant’s Telephone Number, including Area Code)

Terrence O. Davis
Baker, Donelson, Bearman, Caldwell & Berkowitz, PC
920 Massachusetts Avenue, NW
Suite 900
Washington, DC 20001

Approximate Date of Proposed Public Offering:                     As soon as practicable after the effective
date of this Registration Statement

It is proposed that this filing will become effective: (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[   ] on (date) pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 153 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 146 filed September 30, 2013 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this  22nd  day of October, 2013.

STARBOARD INVESTMENT TRUST

By:          /s/ T. Lee Hale, Jr.
                T. Lee Hale, Jr., Assistant Treasurer and Attorney-in-Fact

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

*	Trustee	October 22, 2013
Jack E. Brinson

*	Trustee and Chairman	October 22, 2013
James H. Speed, Jr.

*	Trustee	October 22, 2013
J. Buckley Strandberg

*	Trustee	October 22, 2013
Michael G. Mosley

*	Trustee	October 22, 2013
Theo H. Pitt, Jr.

*	President, RiskX Funds	October 22, 2013
D.J. Murphey

*	Treasurer, RiskX Funds	October 22, 2013
Julie M. Koethe

*	President, Roumell Opportunistic Value Fund	October 22, 2013
James C. Roumell

*	Treasurer, Roumell Opportunistic Value Fund	October 22, 2013
Craig L. Lukin

*	President and Treasurer,	October 22, 2013
Mark A. Grimaldi	The Sector Rotation Fund

*	President and Treasurer,	October 22, 2013
Cort F. Meinelschmidt	SCS Tactical Allocation

*	President, Crescent Funds	October 22, 2013
J. Philip Bell

*	Treasurer, Crescent Funds	October 22, 2013
Walter B. Todd, III

*	President, Arin Funds	October 22, 2013
Joseph J. DeSipio

*	Treasurer, Arin Funds	October 22, 2013
Lawrence H. Lempert

*	President,	October 22, 2013
Bryn H. Torkelson	Matisse Discounted Closed-End Fund Strategy

*	President and Treasurer,	October 22, 2013
Gabriel F. Thornhill IV	Thornhill Strategic Equity Fund

*	President,	October 22, 2013
Steven M. MacNamara	Horizons West Multi-Strategy Hedged Income Fund

*	Treasurer of the CV U. S. High Yield Fund,	October 22, 2013
Brenda A. Smith	Horizons West Multi-Strategy Hedged Income Fund, and CV Sector Rotational Fund; President and Treasurer of CV Asset Allocation Fund, Caritas All-Cap Growth Fund, and Presidio Multi-Strategy Fund

* By: /s/ T. Lee Hale, Jr.	Dated: October 22, 2013
T. Lee Hale, Jr. Treasurer of the Matisse Discounted Closed-End Fund Strategy, Chief Compliance Officer and Assistant Treasurer of the Trust and Attorney-in-Fact

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase